Schedule of Accounts Receivable (Details) - USD ($)	3 Months Ended	12 Months Ended
	Jun. 30, 2017	Mar. 31, 2017
Summary Of Significant Accounting Policies Schedule Of Accounts Receivable 1		$ 1,419,281
Summary Of Significant Accounting Policies Schedule Of Accounts Receivable 2		911,390
Summary Of Significant Accounting Policies Schedule Of Accounts Receivable 3		0
Summary Of Significant Accounting Policies Schedule Of Accounts Receivable 4		0
Summary Of Significant Accounting Policies Schedule Of Accounts Receivable 5		1,419,281
Summary Of Significant Accounting Policies Schedule Of Accounts Receivable 6		$ 911,390
Summary Of Significant Accounting Policies Schedule Of Accounts Receivable 1	$ 2,283,626
Summary Of Significant Accounting Policies Schedule Of Accounts Receivable 2	1,419,281
Summary Of Significant Accounting Policies Schedule Of Accounts Receivable 3	0
Summary Of Significant Accounting Policies Schedule Of Accounts Receivable 4	0
Summary Of Significant Accounting Policies Schedule Of Accounts Receivable 5	2,283,626
Summary Of Significant Accounting Policies Schedule Of Accounts Receivable 6	$ 1,419,281